Matthews China Small Companies Fund	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.0%

	Shares	Value

INDUSTRIALS: 23.4%
Machinery: 9.7%
Morimatsu International Holdings Co., Ltd.[b,c]	3,835,000	$4,576,442
Airtac International Group	88,191	3,449,096
Yangzijiang Shipbuilding Holdings, Ltd.	3,022,000	2,733,452
Zhuzhou CRRC Times Electric Co., Ltd.	436,800	1,900,457
Zhuzhou Huarui Precision Cutting Tools Co., Ltd. A Shares	77,284	1,687,236
Estun Automation Co., Ltd. A Shares	223,400	911,711

		15,258,394

Electrical Equipment: 3.9%
Zhejiang HangKe Technology, Inc., Co. A Shares	417,929	2,737,194
Ginlong Technologies Co., Ltd. A Shares[b]	86,655	1,686,777
Hongfa Technology Co., Ltd. A Shares	351,557	1,668,663

		6,092,634

Transportation Infrastructure: 3.4%
Hainan Meilan International Airport Co., Ltd. H Shares[b]	1,256,000	3,051,147
Beijing Capital International Airport Co., Ltd. H Shares[b]	3,136,000	2,309,627

		5,360,774

Ground Transportation: 2.2%
Full Truck Alliance Co., Ltd. ADR[b]	463,034	3,523,689

Air Freight & Logistics: 2.0%
Milkyway Chemical Supply Chain Service Co., Ltd. A Shares	193,530	3,091,665

Marine Transportation: 0.9%
SITC International Holdings Co., Ltd.	659,500	1,417,371

Construction & Engineering: 0.8%
China State Construction International Holdings, Ltd.	950,000	1,074,762
Greentown Management Holdings Co., Ltd.[c,d]	278,000	260,790

		1,335,552

Commercial Services & Supplies: 0.5%
Binjiang Service Group Co., Ltd.[c]	253,500	856,996

Total Industrials		36,937,075

INFORMATION TECHNOLOGY: 18.8%
Semiconductors & Semiconductor Equipment: 7.5%
Alchip Technologies, Ltd.	112,000	4,586,717
ACM Research, Inc. Class Ab	268,772	3,144,632
StarPower Semiconductor, Ltd. A Shares	42,692	1,708,571
Sino Wealth Electronic, Ltd. A Shares	263,139	1,565,746
Silergy Corp.	56,000	889,089

		11,894,755

Electronic Equipment, Instruments & Components: 6.7%
BOE Varitronix, Ltd.	2,031,000	3,510,919
Shenzhen Topband Co., Ltd. A Shares	1,675,600	3,109,245
Elite Material Co., Ltd.	324,000	1,948,086
OPT Machine Vision Tech Co., Ltd. A Shares	95,283	1,915,093

	Shares	Value

China High Precision Automation Group, Ltd.[b,e]	195,000	$249

		10,483,592

Software: 4.6%
Longshine Technology Group Co., Ltd. A Shares	898,644	3,502,463
Kingdee International Software Group Co., Ltd.[b]	1,507,000	2,434,370
Weimob, Inc.[b,c,d]	2,166,000	1,340,777

		7,277,610

Total Information Technology		29,655,957

CONSUMER DISCRETIONARY: 17.6%
Textiles, Apparel & Luxury Goods: 4.9%
Xtep International Holdings, Ltd.	3,182,000	4,052,776
Samsonite International SAb,c,d	1,197,600	3,713,463

		7,766,239

Hotels, Restaurants & Leisure: 3.8%
Melco International Development, Ltd.[b]	3,656,000	4,264,845
BTG Hotels Group Co., Ltd. A Shares	511,900	1,739,971

		6,004,816

Automobiles: 3.1%
Yadea Group Holdings, Ltd.[c,d]	1,878,000	4,837,582

Automobile Components: 2.4%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	991,103	3,805,026

Household Durables: 1.7%
Jason Furniture Hangzhou Co., Ltd. A Shares	455,200	2,686,883

Diversified Consumer Services: 1.7%
China Education Group Holdings, Ltd.[c]	2,712,000	2,610,290

Total Consumer Discretionary		27,710,836

HEALTH CARE: 12.8%
Health Care Equipment & Supplies: 5.5%
AK Medical Holdings, Ltd.[c,d]	3,120,000	3,651,855
Peijia Medical, Ltd.[b,c,d]	2,071,000	2,592,623
STAAR Surgical Co.[b]	37,370	2,389,812

		8,634,290

Biotechnology: 3.4%
Legend Biotech Corp. ADR[b]	49,612	2,392,290
RemeGen Co., Ltd. H Shares[b,c,d]	207,500	1,108,394
Akeso, Inc. B Shares[b,c,d]	194,000	1,001,663
Zai Lab, Ltd.[b]	250,300	834,146

		5,336,493

Life Sciences Tools & Services: 2.7%
Joinn Laboratories China Co., Ltd. H Shares[c,d]	659,300	2,572,987
Pharmaron Beijing Co., Ltd. H Shares[c,d]	428,500	1,793,295

		4,366,282

Health Care Technology: 1.2%
Medlive Technology Co., Ltd.[c,d]	1,403,500	1,938,800

Total Health Care		20,275,865

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Matthews China Small Companies Fund	March 31, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

REAL ESTATE: 8.7%
Real Estate Management & Development: 8.7%
China Overseas Property Holdings, Ltd.	5,650,000	$6,893,030
KE Holdings, Inc. A Shares[b]	961,500	5,998,725
CIFI Ever Sunshine Services Group, Ltd.[c,e]	2,258,000	789,591

Total Real Estate		13,681,346

CONSUMER STAPLES: 6.2%
Food Products: 4.0%
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. A Shares	469,532	2,537,868
Chacha Food Co., Ltd. A Shares	330,400	2,038,365
Anjoy Foods Group Co., Ltd. A Shares	71,047	1,694,048

		6,270,281

Beverages: 2.2%
Anhui Yingjia Distillery Co., Ltd. A Shares	364,500	3,530,169

Total Consumer Staples		9,800,450

UTILITIES: 3.0%
Gas Utilities: 3.0%
ENN Natural Gas Co., Ltd. A Shares	1,552,742	4,709,815

Total Utilities		4,709,815

COMMUNICATION SERVICES: 3.0%
Interactive Media & Services: 1.9%
Kanzhun, Ltd. ADR[b]	154,315	2,936,615

Entertainment: 1.1%
Bilibili, Inc. Class Zb	74,620	1,755,828

Total Communication Services		4,692,443

FINANCIALS: 2.4%
Financial Services: 2.4%
Chailease Holding Co., Ltd.	519,712	3,822,149

Total Financials		3,822,149

	Shares	Value

MATERIALS: 2.1%
Construction Materials: 1.2%
Keshun Waterproof Technologies Co., Ltd. A Shares[b]	1,100,080	$1,884,739

Chemicals: 0.9%
Jiangsu Cnano Technology Co., Ltd. A Shares	143,814	1,420,152

Total Materials		3,304,891

TOTAL INVESTMENTS: 98.0%		154,590,827
(Cost $166,266,549)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.0%		3,208,839

NET ASSETS: 100.0%		$157,799,666

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2023, the aggregate value is $24,812,229, which is 15.72% of net assets.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $789,840 and 0.50% of net assets.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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